LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Information on Liability for Unpaid Claims (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid claims balance, beginning	$ 1,555	$ 0
Less: Reinsurance recoverables	(303)	(290)	$ (305)	$ 0
Net beginning balance	1,250	0
Acquisition from business combination	0	1,215
Incurred related to
Current	816	137
Prior years	(22)	(6)
Total incurred claims	794	131
Paid claims related to
Current	(342)	(78)
Prior years	(348)	(38)
Total paid claims	(690)	(116)
Net balance	1,354	1,230
Add: Reinsurance recoverables	303	290	$ 305	$ 0
Unpaid claims balance, ending	$ 1,657	$ 1,520